Supplementary Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note N. Supplementary Cash Flow Information [Abstract]
Interest Paid	$ 87	$ 65	$ 52
Income Taxes Paid, Net	249	109	40
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	30	1,116	0
Payments to Acquire Businesses, Gross	25	254	0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	5	862	0
Parent Company
Note N. Supplementary Cash Flow Information [Abstract]
Interest Paid	61	65	57
Income Taxes Paid, Net	$ 242	$ 109	$ 40